Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments measured at fair value through OCI [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ (3,300)	€ (5,251)
Gross revaluation	(1,249)	1,552
Net (gains) / losses transferred to income statement	61	706
Foreign currency translation differences	(109)	138
Tax effect	246	(487)
Disposal of group assets		42
Ending balance	(4,351)	(3,300)
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	842	1,024
Gross revaluation	(87)	(62)
Net (gains) / losses transferred to income statement	(60)	(130)
Foreign currency translation differences	25	(31)
Tax effect	32	42
Ending balance	751	842
Insurance contracts [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	939	2,215
Gross revaluation	1,706	(1,626)
Foreign currency translation differences	38	(47)
Tax effect	(404)	397
Ending balance	2,280	939
Reinsurance contracts held [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(2,261)	(2,566)
Gross revaluation	(462)	349
Foreign currency translation differences	(72)	82
Tax effect	148	(126)
Ending balance	(2,647)	(2,261)
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(3,770)	(4,563)
Gross revaluation	(92)	211
Net (gains) / losses transferred to income statement	1	577
Foreign currency translation differences	(118)	142
Tax effect	21	(174)
Disposal of group assets		38
Ending balance	(3,958)	(3,770)
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	9	15
Gross revaluation		(2)
Disposal of group assets		(3)
Ending balance	€ 10	€ 9